Summary of Significant Accounting Policies (Details) - Schedule of Class A common stock reflected on the balance sheet are reconciled - USD ($)	3 Months Ended			10 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Class ACommon Stock Reflected On The Balance Sheet Are Reconciled [Abstract]
Gross Proceeds				$ 138,312,300
Proceeds allocated to equity rights				(760,718)
Less:
Issuance costs related to Class A common stock subject to possible redemption				(9,509,534)		$ (9,509,534)
Plus:
Remeasurement of carrying value to redemption value	$ 80,919	$ 179,029	$ 120,011	12,344,937	$ 3,483,582	12,344,937
Contingently redeemable Class A common stock subject to possible redemption	$ 14,453,415	$ 18,582,427	$ 18,403,398	$ 140,386,985	18,283,387	$ 140,386,985
Less:
Redemptions of Class A common stock					$ (125,587,180)